SIGNIFICANT ACCOUNTING POLICIES - Impairment of Fixed Assets (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
SIGNIFICANT ACCOUNTING POLICIES
Return of radioelectric spectrum			$ (18,140)
Assets classified as held for sale		$ (301)	(12,036)
Telecom Goodwill			(1,653,965)
Goodwill allocated to subsidiaries			(433)
Others	$ 1,106	(382)	15,453
Total	$ 1,106	$ (683)	(1,669,121)
Recoveries of provision of works in progress that were completed			$ 14,749